GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Goodwill [Line Items]
Goodwill ending balance	$ 152,303	$ 152,303	$ 125,809
Content IQ LLC [Member]
Goodwill [Line Items]
Acquisition	23,361
Pub Ocean [Member]
Goodwill [Line Items]
Acquisition	$ 3,133